Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTSOn January 25, 2022, we acquired an approximately 80% interest in Intercept Parent, Inc. (“ITRenew”), a company with asset lifecycle management operations primarily in the United States, for approximately $725,000 (the “ITRenew Transaction”). The acquisition agreement also provides us the option to purchase, and the shareholders the option to sell, the remaining approximately 20% interest in ITRenew as follows: (i) approximately 16% on or after the second anniversary of the ITRenew Transaction and (ii) approximately 4% on or after the third anniversary of the ITRenew Transaction (collectively, the ”Remaining Interest"), each at a purchase price to be determined based upon the achievement of certain performance metrics, but for no less than $200,000 in total.